CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	87,355,585	87,355,585
Preferred Stock, Shares Issued	87,355,585	87,355,585
Preferred Stock, Shares Outstanding	87,355,585	87,355,585
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	47,895,715	47,340,305
Common stock, shares outstanding	47,772,888	47,340,305
Northern Genesis Acquisition Corp II [Member]
Shares subject to possible redemption	41,400,000	0
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000